Keeley Small Cap Fund
Schedule of Investments—June 30, 2025 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 96 .2%
Automotive — 2 .1%
27,438 Rush Enterprises Inc. , Cl. A .............................. $ 1,413,331
Aviation: Parts and Services — 3 .4%
29,293 AAR Corp. † ........................................................ 2,015,065
7,466 Standard Motor Products Inc. .......................... 229,356
2,244,421
Banking — 14 .1%
8,916 Atlantic Union Bankshares Corp. ..................... 278,893
56,968 Banc of California Inc. ....................................... 800,400
41,430 Columbia Banking System Inc. ......................... 968,633
23,937 Five Star Bancorp ............................................... 683,162
7,795 Glacier Bancorp Inc. .......................................... 335,809
32,344 OceanFirst Financial Corp. ............................... 569,578
46,871 Old National Bancorp ....................................... 1,000,227
11,616 SouthState Corp. ................................................ 1,069,021
32,065 USCB Financial Holdings Inc. .......................... 530,355
50,038 Valley National Bancorp ................................... 446,839
62,013 Veritex Holdings Inc. ......................................... 1,618,539
22,380 WaFd Inc. ............................................................ 655,286
12,216 Washington Trust Bancorp Inc. ........................ 345,469
9,302,211
Broadcasting — 3 .0%
70,482 IMAX Corp. † ...................................................... 1,970,677
Building and Construction — 4 .4%
19,742 Champion Homes Inc. † ..................................... 1,236,047
9,347 MYR Group Inc. † ............................................... 1,696,013
2,932,060
Business Services — 4 .3%
30,433 ABM Industries Inc. ........................................... 1,436,742
31,006 Heidrick & Struggles International Inc. ........... 1,418,834
2,855,576
Communications — 2 .0%
30,223 ATN International Inc. ...................................... 491,124
87,179 Harmonic Inc. † .................................................. 825,585
1,316,709
Computer Software and Services — 8 .6%
55,054 Cantaloupe Inc. † ................................................ 605,043
34,341 N-able Inc. † ........................................................ 278,162
103,728 NetScout Systems Inc. † ..................................... 2,573,492
13,921 Progress Software Corp. .................................... 888,717
22,529 Teradata Corp. † ................................................. 502,622
202,148 Vimeo Inc. † ........................................................ 816,678
5,664,714
Consumer Products — 2 .6%
70,962 OPENLANE Inc. † .............................................. 1,735,021
Diversified Industrial — 3 .9%
5,992 Albany International Corp. , Cl. A .................... 420,219
10,213 Apogee Enterprises Inc. .................................... 414,648
8,924 Enerpac Tool Group Corp. ................................ 361,958
21,894 Kennametal Inc. ................................................. 502,686
14,138 Worthington Enterprises Inc. ........................... 899,742
2,599,253
Electronics — 6 .7%
17,151 Advanced Energy Industries Inc. ..................... 2,272,507
16,913 Sonos Inc. † .......................................................... 182,830
Shares
Market
Value
47,983 TTM Technologies Inc. † .................................... $ 1,958,666
4,414,003
Energy and Utilities — 4 .5%
44,979 Magnolia Oil & Gas Corp. , Cl. A ...................... 1,011,128
28,892 Oceaneering International Inc. † ....................... 598,642
59,785 Patterson-UTI Energy Inc. ................................. 354,525
15,307 Riley Exploration Permian Inc. ......................... 401,503
17,546 SandRidge Energy Inc. ...................................... 189,848
30,538 Select Water Solutions Inc. ................................ 263,848
41,861 Shoals Technologies Group Inc. , Cl. A † ........... 177,909
2,997,403
Equipment and Supplies — 2 .0%
25,403 Flowserve Corp. ................................................. 1,329,847
Financial Services — 4 .8%
15,698 First Interstate BancSystem Inc. , Cl. A ............. 452,416
18,729 Heritage Financial Corp. ................................... 446,500
9,222 Horace Mann Educators Corp. ......................... 396,269
19,909 Stewart Information Services Corp. ................. 1,296,076
19,597 Univest Financial Corp. ..................................... 588,694
3,179,955
Health Care — 6 .8%
66,138 Axogen Inc. † ...................................................... 717,597
34,608 Dentsply Sirona Inc. .......................................... 549,575
10,682 Haemonetics Corp. † .......................................... 796,984
24,398 Omnicell Inc. † .................................................... 717,301
104,123 Orthofix Medical Inc. † ....................................... 1,160,972
17,590 Supernus Pharmaceuticals Inc. † ....................... 554,437
4,496,866
Machinery — 2 .5%
53,796 Mueller Water Products Inc. , Cl. A ................... 1,293,256
4,887 Tennant Co. ........................................................ 378,644
1,671,900
Materials — 0 .7%
14,129 Avient Corp. ....................................................... 456,508
Real Estate — 2 .5%
26,128 Alpine Income Property Trust Inc. , REIT ........ 384,343
40,525 CareTrust REIT Inc. ........................................... 1,240,065
1,624,408
Retail — 8 .5%
26,618 Advance Auto Parts Inc. .................................... 1,237,471
94,171 American Eagle Outfitters Inc. ......................... 905,925
47,101 El Pollo Loco Holdings Inc. † ............................. 518,582
62,437 Ethan Allen Interiors Inc. .................................. 1,738,870
16,572 Urban Outfitters Inc. † ........................................ 1,202,133
5,602,981
Semiconductors — 6 .8%
18,275 Cohu Inc. † .......................................................... 351,611
11,629 FormFactor Inc. † ................................................ 400,154
8,240 MKS Inc. ............................................................. 818,726
120,454 nLight Inc. † ........................................................ 2,370,535
25,847 Ultra Clean Holdings Inc. † ............................... 583,367
4,524,393
Specialty Chemicals — 1 .5%
15,918 Darling Ingredients Inc. † .................................. 603,929
6,951 Minerals Technologies Inc. ................................ 382,791
986,720

Keeley Small Cap Fund
Schedule of Investments (Continued)—June 30, 2025 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Transportation — 0 .5%
7,196 The Greenbrier Companies Inc. ........................ $ 331,376
TOTAL COMMON STOCKS ......................... 63,650,333
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 3 .8%
$ 2,555,000 U.S. Treasury Bills,
4.300 % to 4.330% †† ,
08/07/25 to 09/11/25 ........................................ 2,540,297
TOTAL INVESTMENTS — 100.0%
(Cost $ 56,677,637 ) ........................................... $ 66,190,630
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust